Earnings (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of earnings (loss) per share

	December 31, 2024	December 31, 2023	December 31, 2022
Net income (loss) attributable to the controlling shareholders of the Group	11,998	(13,687)	(52,419)
Weighted average number of outstanding common shares (thousands)	185,044	186,365	190,695
Basic earnings (loss) per share	0.065	(0.073)	(0.275)

	December 31, 2024	December 31, 2023	December 31, 2022
Net income (loss) attributable to the controlling shareholders of the Group	11,998	(13,687)	(52,419)
Weighted average number of outstanding common and dilutive shares (thousands)	192,334	186,365	190,695
Diluted earnings (loss) per share	0.062	(0.073)	(0.275)